Consolidated Statements Of Equity (USD $)	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	AerCap Holdings N.V. Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2010	$ 1,570,000	$ 1,333,025,000		$ 5,005,000	$ 871,750,000	$ 2,211,350,000	$ 6,047,000	$ 2,217,397,000
Balance, shares at Dec. 31, 2010	149,232,426
Share-based compensation		7,180,000				7,180,000		7,180,000
Sale of non-controlling interests							(492,000)	(492,000)
Purchase of treasury stock			(100,000,000)			(100,000,000)		(100,000,000)
Purchase of treasury stock/share cancellation								9,402,663
Total comprehensive income				(13,518,000)	172,224,000	158,706,000	526,000	159,232,000
Balance at Dec. 31, 2011	1,570,000	1,340,205,000	(100,000,000)	(8,513,000)	1,043,974,000	2,277,236,000	6,081,000	2,283,317,000
Balance, shares at Dec. 31, 2011	149,232,426
Share-based compensation		7,128,000				7,128,000		7,128,000
Purchase of treasury stock	(377,000)	(419,716,000)	100,000,000			(320,093,000)		(100,000,000)
Purchase of treasury stock/share cancellation	(35,868,891)					320,093,000		320,093,000
Total comprehensive income				(5,888,000)	163,655,000	157,767,000	(5,213,000)	152,554,000
Balance at Dec. 31, 2012	1,193,000	927,617,000		(14,401,000)	1,207,629,000	2,122,038,000	868,000	2,122,906,000	[1]
Balance, shares at Dec. 31, 2012	113,363,535
Share-based compensation		6,407,000				6,407,000		6,407,000
Issuance of shares to directors and employees	6,000					6,000		6,000
Issuance of shares to directors and employeesl, shares	420,264
Purchase of treasury stock								(320,000,000)
Total comprehensive income				4,511,000	292,410,000	296,921,000	2,992,000	299,913,000
Balance at Dec. 31, 2013	$ 1,199,000	$ 934,024,000		$ (9,890,000)	$ 1,500,039,000	$ 2,425,372,000	$ 3,860,000	$ 2,429,232,000
Balance, shares at Dec. 31, 2013	113,783,799

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.